Statements Of Income (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Income Statements, Captions [Line Items]
Share-based compensation expenses	$ 1,685	$ 309	$ 1,536
Parent Company
Condensed Income Statements, Captions [Line Items]
Share-based compensation expenses	$ 1,685	$ 309	$ 1,536